Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Credit protection sold	698.7	815.0
Credit protection purchased	663.9	766.4
Other protection purchased	109.0	97.7
Other instruments	11.7	15.3
Total credit derivatives	1,483.3	1,694.4
Bank
Credit Derivatives [Line Items]
Credit protection sold	698.7	815.0
Credit protection purchased	663.9	766.4
Other protection purchased	109.0	97.7
Other instruments	11.7	15.4
Total credit derivatives	1,483.3	1,694.5